Principal Accounting Policies - Revenue recognition (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Principal Accounting Policies
Agency service fees to third-party advertising agencies	$ 34.3	¥ 223.3	¥ 169.6	¥ 161.6
Revenue from barter transactions involving exchanging advertising services for content, technical, application pre-installation services and others	$ 0.7	¥ 4.4	¥ 2.8	¥ 1.4